Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jul. 01, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MICHAEL BAKER CORP
Entity Central Index Key	0000009263
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 220.1
Entity Common Stock, Shares Outstanding		9,656,293